OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2012
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-21750

Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 284-6438

Date of fiscal year end:          November 30

Date of reporting period:         July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Kayne Anderson Energy Total Return Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 10, 2010	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record – Attached on behalf of Kayne Anderson Energy Total Return Fund, Inc.

Proposed by
Issuer	Symbol	CUSIP	Meeting Date	Matter:	(Issuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt

SAFE BULKERS, INC.	SB	Y7388L103	7/8/2009	ELECT:	I	YES	FOR	FOR
POLYS HAJIOANNOU
IOANNIS FOTEINOS
IOLE WIKBORG

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE, HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS THE CO.'S INDEPENDENT AUDITORS FOR THE YE 12/31/09

				APPROVE:	I	YES	FOR	FOR
ADOPTION OF THE AMENDMENT TO THE CO.'S FIRST AMENDED AND RESTATED ARTICLES OF INCORPORATION SET OUT IN THE PROXY STATEMENT DATED 6/8/09

FOUNDATION COAL HOLDERS, INC.	FCL	35039W100	7/31/2009	ADOPT:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER, DATED AS OF 5/11/09 BETWEEN ALPHA NATURAL RESOURCES, AND FOUNDATION COAL HOLDINGS AS DESCRIBED IN THE JOINT PROXY STATEMENT DATED 6/24/09.

				APPROVE:	I	YES	FOR	FOR

ADJOURNMENTS OF THE FOUNDATION COAL HOLDINGS INC SPECIAL MEETING TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE FOUNDATION COAL HOLDINGS INC. SPECIAL MEETING TO APPROVE THE PROPOSAL TO ADOPT THE MERGER AGREEMENT

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/23/2009	ELECT:	I	YES	FOR	FOR
ABEL RASTERHOFF

				APPROVE:	I	YES	FOR	AGAINST

AMENDMENT TO THE COMPANY'S FIRST AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP ESTABLISHING THAT IN THE CASE OF ANY MEETING OR LIMITED PARTNERS OF THE COMPANY WHICH HAS BEEN ADJOURNED FOR A SECOND TIME DUE TO ABSENCE OF A QUORUM DURING THE FIRST TWO MEETINGS ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	9/25/2009	APPROVE:	I	YES	FOR	FOR

THE AGREEMENT RELATING TO SIMPLIFICATION OF CAPITAL STRUCTURE, DATED AS OF MARCH 3, 2009, BY AND AMONG MAGELLAN MIDSTREAM PARTNERS, L.P., MAGELLAN GP, LLC., MMP'S GENERAL PARTNER, MAGELLAN MIDSTREAM HOLDINGS, L.P. AND MAGELLAN MIDSTREAM HOLDINGS GP, LLC, MGG'S GENERAL PARTNER, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME

				APPROVE:	I	YES	FOR	FOR
THE FIFTH AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP OF MMP

				APPROVE:	I	YES	FOR	FOR
ADJOURNMENT OF THE MMP SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS

MAGELLAN MIDSTREAM HOLDINGS, L.P.	MGG	55907R108	9/25/2009	APPROVE:	I	YES	FOR	FOR

AGREEMENT RELATING TO SIMPLIFICATION OF CAPITAL STRUCTURE BY AND AMONG MAGELLAN MIDSTREAM PARTNERS, L.P., MAGELLAN GP, LLC., MMP'S GENERAL PARTNER, MAGELLAN MIDSTREAM HOLDINGS, L.P., AND MAGELLAN MIDSTREAM HOLDINGS GP, LLC, MGG'S GENERAL PARTNER, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME.

				APPROVE:	I	YES	FOR	FOR

(A) DIRECT MGG, AS THE SOLE MEMBER OF MMP'S GENERAL PARTNER, TO APPROVE MMP'S  AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP & ALL OTHER MATTERS UNDER SIMPLIFICATION AGREEMENT THAT, PURSUANT TO THE LIMITED LIABILITY COMPANY AGREEMENT OF MMP'S GENERAL PARTNER, REQUIRE THE APPROVAL OF MGG; (B) DIRECT MMP'S GENERAL PARTNER TO IMPLEMENT THE MATTERS ABOVE

				APPROVE:	I	YES	FOR	FOR
THE CONTRIBUTIONS

				APPROVE:	I	YES	FOR	FOR
THE LIQUIDATION

				APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE MGG SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS.

ARIES MARITIME TRANSPORT LIMITED	RAMS	G0474B105	8/26/2009	ELECT:	I	YES	FOR	WITHHELD
MONS S. BOLIN
CAPT. GABRIEL PETRIDIS

				RATIFY AND APPROVE:	I	YES	FOR	FOR
APPOINTMENT OF PRICEWATERHOUSECOOPERS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FY ENDING 12/31/09

				INCREASE:	I	YES	FOR	FOR

AUTHORIZED SHARE CAPITAL OF COMPANY FROM US$1.3MM DIVIDEND INTO ONE HUNDRED MILLION COMMON SHARES OF PAR VALUE US$0.01 EACH AND THIRTY MILLION PREFERENCE SHARES OF PAR VALUE US$0.01 EACH TO US$15MM DIVIDED INTO ONE BILLION COMMON SHARES OF PAR VALUE US$0.01 EACH

				ADOPT:	I	YES	FOR	FOR

TO AMEND THE BYE-LAWS OF THE COMPANY TO REFLECT AN INCREASE UNITS AUTHORIZED SHARE CAPITAL TO ONE BILLION COMMON SHARES, PAR VALUE $0.01 PER SHARE AND FIVE HUNDRED MILLION PREFERENCE SHARES, PAR VALUE $0.01 PER SHARE

TEEKAY TANKERS LTD.	TNK	Y8565N102	9/9/2009	ELECT:	I	YES	FOR	FOR
RICHARD J.F. BRONKS
C. SEAN DAY
RICHARD T. DU MOULIN
PETER EVENSEN
WILLIAM LAWES
BJORN MOLLER

SHIP FINANCE INTERNATIONAL LIMITED	SFL	G81075106	9/25/2009	ELECT:
PAUL LEAND JR
KATE BLANKENSHIP
CRAIG H. STEVENSON, JR.
HANS PETTER AAS
CECILIE FREDRIKSEN

SET:
PROPOSED MAXIMUM NUMBER OF DIRECTORS TO BE NO MORE THAN EIGHT

RESOLVE:
VACANCIES IN THE NUMBER OF DIRECTORS BE DESIGNATED CASUAL VACANCIES AND THAT THE BD. OF DIRECTORS BE AUTHORIZED TO FILL SUCH CASUAL VACANCIES AS AND WHEN T IT DEEMS FIT

APPOINT:
MOORE STEPHENS, P.C. AS AUDITORS AND TO AUTHORIZE THE DIRECTORS TO DETERMINE THEIR REMUNERATION

APPROVE:
REMUNERATION OF THE COMPANY'S BD. OF DIRECTORS OF A TOTAL AMOUNT OF FEES NOT TO EXCEED US$750K FOR THE YE DECEMBER 31, 2009

REDUCE:
THE SHARE PREMIUM ACCOUNT OF THE COMPANY FROM US$2.194M TO NIL, AND TO CREDIT THE AMOUNT RESULTING FROM THE REDUCTION TO THE COMPANY'S SURPLUS ACCOUNT, WITH IMMEDIATE EFFECT

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	12/16/2009	ELECT:	I	YES	FOR	FOR
ROBERT PIEROT
JOHN KARAKADAS

				RATIFY:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS AS THE CO.'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FY ENDING 12/31/09

GLOBAL PARTNERS LP	GLP	37946R109	12/9/2009	APPROVE:	I	YES	FOR	FOR

AMEND THE PARTNERSHIP AGREEMENT TO: (I) REPLACE THE TERMS "OPERATING SURPLUS" AND "ADJUSTED OPERATING SURPLUS" WITH THE TERM "DISTRIBUTABLE CASH FLOW" (II) INCREASE THE MINIMUM QUARTERLY DISTRIBUTION FROM $0.4125TO $0.4625 PER UNIT PER QUARTER AND (III) REMOVE THE PROVISIONS THAT CURRENTLY PERMIT EARLY CONVERSION OF A PORTION OF THE SUBORDINATED UNITS.

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/21/2010	ELECT:	I	YES	FOR	FOR
WALTER R. ARNHEIM
PATRICK C. EILERS
BARRY R. PEARL

CENTERPOINT ENERGY, INC.	CNP	15189T107	4/22/2010	ELECT:	I	YES	FOR	FOR
DONALD R. CAMPBELL
MILTON CARROLL
DERRILL CODY
MICHAEL P. JOHNSON
DAVID M. MCCLANAHAN
ROBERT T. O'CONNELL
SUSAN O. RHENEY
R.A. WALKER
PETER S. WAREING

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2010

VERMILLION ENERGY TRUST	VET.UN	923728109	5/7/2010	ELECT:	I	YES	FOR	FOR
LARRY J. MACDONALD
W. KENNETH DAVIDSON
LORENZO DONADEO
CLAUDIO A. GHERSNICH
JOSEPH F. KILLI
WILLIAM F. MADISON
DR. TIMOTHY R. MARCHANT

				APPOINT:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS AUDITORS OF THE TRUST FOR A TERM EXPIRING AT THE CLOSE OF THE NEXT ANNUAL MEETING OF THE UNITHOLDERS

PEABODY ENERGY CORPORATION	BTU	704549104	5/4/2010	ELECT:	I	YES	FOR	FOR
GREGORY BOYCE
WILLIAM COLEY
WILLIAM JAMES
ROBERT KARN III
M. FRANCES KEETH
HENRY E. LENTZ
ROBERT MALONE
WILLIAM RUSNACK
JOHN TURNER
ALAN WASHIKOWITZ

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

COPANO ENERGY, L.L.C.	CPNO	217202100	5/11/2010	ELECT:	I	YES	FOR	FOR
JAMES CRUMP
ERNIE DANNER
SCOTT GRIFFITHS
MICHAEL JOHNSON
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

SAFE BULKERS, INC.	SB	Y7388L103	6/10/2010	ELECT:	I	YES	FOR	FOR
DR. LOUKAS BARMPARIS
JOHN GAFFNEY

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE, HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2010

				APPROVE:	I	YES	FOR	FOR
EQUITY COMPENSATION PLAN FOR INDEPENDENT DIRECTORS SET OUT IN THE PROXY STATEMENT DATED MANY 10, 2010

TEEKAY TANKERS LTD	TNK	Y8565N103	6/23/2010	ELECT:	I	YES	FOR	FOR
C. SEAN DAY
RICHARD BRONKIS
RICHARD DU MOULIN
PETER EVENSEN
WILLIAM LAWES
BJOURN MOLLER

TEEKAY CORPORATION	TK	Y8564W102	6/23/2010	ELECT:	I	YES	FOR	FOR
PETER JANSON
EILEEN MERCIER
TORE SANDVOLD

PENN WEST ENERGY TRUST	PWE	707885109	6/8/2010	APPOINT:	I	YES	FOR	FOR
KPMG, LLP. CHARTERED ACCOUNTANTS, AS AUDITORS OF PENN WEST

				ELECT:	I	YES	FOR	FOR
DIRECTORS OF PWPL FOR THE ENSUING YEAR OF THE TWELVE NOMINEES PROPOSED BY MANAGEMENT, ALL AS MORE PARTICULARLY DESCRIBED IN THE MANAGEMENT PROXY CIRCULAR OF PENN WEST DATED MAY 14, 2010

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/2/2010	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
WILLIAM A. KELLSTROM
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FY ENDING DECEMBER 31, 2010

ALPHA NATURAL RESOURCES, INC.	ANR	02076X102	5/19/2010	ELECT:	I	YES	FOR	FOR
MICHAEL J. QUILLEN
WILLIAM J. CROWLEY, JR.
KEVIN S. CRUTCHFIELD
E. LINN DRAPER, JR.
GLENN A. EISENBERG
JOHN W. FOX JR.
P. MICHAEL GIFTOS
JOEL RICHARDS, III
JAMES F. ROBERTS
TED G. WOOD

				APPROVE:	I	YES	FOR	FOR
THE ADOPTION OF THE COMPANY'S 2010 LONG-TERM INCENTIVE PLAN

				RATIFY:	I	YES	FOR	FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, KPMG LLP.

MASSEY ENERGY COMPANY	MEE	576206106	5/18/2010	ELECT:	I	YES	FOR	FOR
RICHARD M. GABRY'S
DAN R. MOORE
BAXTER F. PHILLIPS, JR.

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FY ENDING DECEMBER 31, 2010

				STOCKHOLDER PROPOSAL:	I	YES	AGAINST	FOR
REGARDING A WATER MANAGEMENT REPORT

				STOCKHOLDER PROPOSAL:	I	YES	AGAINST	FOR
REGARDING GREENHOUSE GAS EMISSIONS REDUCTION

				STOCKHOLDER PROPOSAL:	I	YES	AGAINST	FOR
REGARDING MAJORITY VOTING

				STOCKHOLDER PROPOSAL:	I	YES	AGAINST	FOR
REGARDING DECLASSIFICATION OF THE BOARD OF DIRECTORS

GENCO SHIPPING & TRADING LIMITED	GNK	Y2685T107	5/13/2010	ELECT:	I	YES	FOR	FOR
NATHANIEL C. A. KRAMER
MARK F. POLZIN

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT AUDITORS OF GENCO FOR THE FY ENDING DECEMBER 31, 2010

BONAVISTA ENERGY TRUST	BNP-UN	098536105	5/6/2010	RESOLVE:	I	YES	FOR	FOR
FIXING THE NUMBER OF DIRECTORS OF BONAVISTA PETROLEUM LTD. TO BE ELECTED AT THE MEETING AT 8 MEMBERS

				ELECT:	I	YES	FOR	FOR
DIRECTORS FOR THE ENSUING YEAR OF THE 8 NOMINEES PROPOSED BY MANAGEMENT IN OUR INFORMATION CIRCULAR-PROXY STATEMENT DATED MARCH 18, 2010

				APPOINT:	I	YES	FOR	FOR
KPMG, LLP CHARTERED ACCOUNTANTS AS AUDITORS AND TO AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION AS SUCH

				APPROVE:	I	YES	FOR	FOR
ALL UNALLOCATED RIGHTS TO ACQUIRE TRUST UNITS UNDER OUR TRUST UNIT INCENTIVE RIGHTS PLAN

				APPROVE:	I	YES	FOR	FOR
ALL UNALLOCATED UNIT AWARDS UNDER OUR RESTRICTED TRUST UNIT INCENTIVE PLAN

CONSOL ENERGY INC.	CNX	20854P109	5/4/2010	ELECT:	I	YES	FOR	FOR
JOHN WHITMIRE
J. BRETT HARVEY
JAMES E. ALTMEYER, SR.
PHILIP W. BAXTER
WILLIAM E. DAVIS
RAJ K. GUPTA
PATRICIA A. HAMMICK
DAVID C. HARDESTY, JR.
JOHN T. MILLS
WILLIAM P. POWELL
JOSEPH T. WILLIAMS

ENERPLUS RESOURCES FUND	ERF	29274D604	5/7/2010	ELECT:	I	YES	FOR	FOR
EDWIN V. DODGE
ROBERT B. HODGINS
GORDON J. KERR
DOUGLAS R. MARTIN
DAVID P. O'BRIEN
GLEN D. ROANE
W.C. (MIKE) SETH
DONALD T. WEST
HARRY B. WHEELER
CLAYTON H. WOITAS
ROBERT L. ZORICH

				APPOINT:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE FUND

NORDIC AMERICAN TANKER SHIPPING LIMITED	NAT	G65773106	6/29/2010	ELECT:	I	YES	FOR	FOR
HERBJORN HANSSON
JIM KELLY
SIR DAVID BIGGONS
ANDREAS OVE UGLAND
JAN ERIK LANGANGEN
PAUL J. HOPKINS
RICHARD VIETOR

				APPROVE:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE ENSUING YEAR UNTIL THE CLOSE OF THE NEXT ANNUAL GENERAL MEETING

				REDUCE:	I	YES	FOR	FOR
THE COMPANY'S SHARE PREMIUM, WHICH IS THE AMOUNT OF THE COMPANY'S PAID UP SHARE CAPITAL THAT EXCEEDS THE AGGREGATE PAR VALUE OF THE COMPANY'S OUTSTANDING COMMON SHARES